Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt.
Schedule of long-term debt

	March 31,	December 31,
	2018	2017
Term Loan	$—	$248,529
Less:
Current portion	—	(2,568)
Unamortized debt discount and deferred loan costs	—	(4,524)
Long-term debt, net	$—	$241,437

	December 31,
	2017	2016
Term Loan	$248,529	$251,098
Less:
Current portion	(2,568)	(2,568)
Unamortized debt discount and deferred loan costs	(4,524)	(6,276)
Long-term debt, net	$241,437	$242,254